Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
3.	Inventories

Inventories consist of the following:

	December 31, 2021	December 31, 2020
	US$	US$
Raw material	305,408	503,391
Work-in-process	224,694	30,453
Finished goods	682,699	779,465
Low-value consumables	38,592	12,781
Total	1,251,393	1,326,090

For the years ended December 31, 2021, 2020 and 2019, there were no writes-down of inventories.